ProShares Nasdaq-100 High Income ETF Investment Strategy - ProShares Nasdaq-100 High Income ETF	May 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to replicate the performance of an investment strategy that combines a long position in the Nasdaq-100 Index with a short position in Nasdaq-100 Index call options. This combination is often referred to as a “covered call” strategy. Generally, in pursuing a covered call strategy, an investor holding a certain security sells (or “writes”) a call option on the same security in an attempt to generate additional income.In particular, the Index is designed to replicate a daily covered call strategy that sells call options with one day to expiration each day (“daily covered call”). A Nasdaq-100 daily covered call strategy seeks to generate high income with total return and risks similar to the Nasdaq-100 over the long term. Compared to a similar strategy using monthly call options, ProShare Advisors believes a daily covered call strategy provides greater total return potential over the long-term.The seller of a call option receives a payment (“premium”) from the buyer. In this way a covered call strategy provides an investor with additional income in the form of option premiums. The seller is obligated to sell shares of the underlying security to the buyer at a specified price (“strike price”) at a specified date (“expiration date”). At the expiration date, if the price of the underlying security is above the strike price (“in-the-money”), the buyer will exercise the option, benefiting from the ability to purchase the shares from the seller at a price lower than the current market price. If the price of the underlying security is lower than the strike price (“out-of-the-money”), the option will not be exercised, benefiting the seller who retains the shares.The long component of the Index is designed to measure the performance of the 100 largest Nasdaq-listed non-financial companies. The long component includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are selected. These companies are then weighted based on market capitalization.The short component of the Index is designed to measure the performance of out-of-the-money Nasdaq-100 Index call options generally having one day to expiration when sold. The options measured are traded on national securities exchanges. The Index’s short call option position is generally reestablished at the end of each day. The Fund will not write daily call options, but instead will obtain exposure to the short component of the Index through swap agreements.The Fund seeks to make distributions that generally reflect the dividend and call premium income earned by the Index (net of Fund expenses) as measured by the Nasdaq-100 Daily Covered Call - Income Only Index, a sub-index that measures the cash received by the Index from dividends and call option premiums. Each month the Fund intends to distribute an amount that reflects all or a portion of the dividend and call premium income earned by the Index, subject to a minimum yield of 6% (annualized). Amounts distributed by the Fund to satisfy the monthly minimum yield requirement that exceed the dividend and call premium income earned by the Index will reduce the amount of subsequent Fund distributions. The monthly distributions are intended to provide shareholders with dividend and call premium income. However, some or all of the monthly distributions may be characterized as return of capital.The Index and the sub-index are rebalanced and reconstituted each day. The Index and the sub-index are constructed and maintained by Nasdaq, Inc. More information about the Index can be found using the Bloomberg ticker symbol “NDXDCC” and more information about the sub-index can be found using the Bloomberg ticker symbol “NDXDCCI”.Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies that are included in the Index.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap agreements and futures contracts) in order to gain exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. The Fund enters into swap agreements that provide exposure to the Nasdaq-100 securities and the daily call options reflected in the Index.○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future. The Fund may enter into Nasdaq-100 Index futures contracts.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.